As filed with the Securities and Exchange Commission on May 10, 2019
File No. 333-102461
File No. 811-21279

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [x]

Pre-Effective Amendment No.  [  ]

Post-Effective Amendment No. 30  [x]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [x]

Amendment No. 31  [x]

THE MERGER FUND VL
________________________________________________________________________________
(Exact Name of Registrant as Specified in Charter)

100 Summit Lake Drive
Valhalla, New York 10595

_________________________________________________________________________________
(Address of Principal Executive Offices)
(Zip Code)

Registrant’s Telephone Number, including Area Code:  (914) 741-5600

Roy D. Behren and Michael T. Shannon	Copy to:	Jeremy C. Smith
THE MERGER FUND VL		Ropes & Gray LLP
100 Summit Lake Drive		1211 Avenue of the Americas
Valhalla, New York 10595		New York, New York 10036
_________________________________________________________________________________
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b)	[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)	[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

[  ]           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note: This Post-Effective Amendment (“PEA”) No. 30 to the Fund’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Fund’s PEA No. 29 on Form N-1A filed on April 18, 2019. This PEA No. 30 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 29 to the Fund’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 30 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Valhalla and State of New York, on the 10th day of May, 2019.

THE MERGER FUND VL

By: /s/ Roy Behren
Roy Behren
Co-President; Treasurer and Trustee

By: /s/ Michael T. Shannon
Michael T. Shannon
Co-President and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 30 to its Registration Statement has been signed below by the following persons in the capacities and on the 10th day of May, 2019.

Signature	Title
/s/ Roy Behren Roy Behren	Co-President; Treasurer and Trustee
/s/ Michael T. Shannon Michael T. Shannon	Co-President; Trustee
/s/ Barry Hamerling* Barry Hamerling	Trustee
/s/ Richard V. Silver* Richard V. Silver	Trustee
/s/ Christianna Wood* Christianna Wood	Trustee
* By: /s/ Roy Behren Roy Behren Attorney-in-Fact**

**
Pursuant to Powers of Attorney for each of Barry Hamerling, Richard V. Silver, and Christianna Wood previously filed as Exhibit (h)(vi) to Post-Effective Amendment No. 19 to the Registration Statement filed on April 21, 2014.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE